Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) $ in Thousands	Sep. 30, 2025 CAD ($)
Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	$ 8,030,600
2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	193,542
2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,571,356
2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	639,310
2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	225,894
2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	492,334
Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,908,164
Trade and other payables [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	111,577
Trade and other payables [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	111,577
Trade and other payables [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,380
Customer and other deposits [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	610
Customer and other deposits [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	475
Customer and other deposits [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	295
Satellite performance incentive payments [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	15,214
Satellite performance incentive payments [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	863
Satellite performance incentive payments [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,485
Satellite performance incentive payments [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,663
Satellite performance incentive payments [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,545
Satellite performance incentive payments [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,545
Satellite performance incentive payments [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,113
Derivative liabilities [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	726,941
Derivative liabilities [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative liabilities [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative liabilities [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative liabilities [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative liabilities [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative liabilities [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	726,941
Other financial liabilities [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,414
Other financial liabilities [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,414
Other financial liabilities [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Indebtedness [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	7,173,074	[1]
Indebtedness [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	78,078	[1]
Indebtedness [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,567,396	[1]
Indebtedness [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	636,647	[1]
Indebtedness [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	223,349	[1]
Indebtedness [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	489,789	[1]
Indebtedness [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,177,815	[1]
Carrying amount [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	4,299,120
Carrying amount [Member] | Trade and other payables [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	111,577
Carrying amount [Member] | Customer and other deposits [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,380
Carrying amount [Member] | Satellite performance incentive payments [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	12,776
Carrying amount [Member] | Derivative liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	726,941
Carrying amount [Member] | Other financial liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,414
Carrying amount [Member] | Indebtedness [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	$ 3,444,032	[1]

[1]	Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on repayment. The contractual cash flows for Telesat Lightspeed Financing include anticipated future drawings and mandatory repayments against the loan.